CONSOLIDATED BALANCE SHEETS	Jun. 30, 2020 USD ($)
Current liabilities:
Common stock subject to possible redemption	$ 86,394,680
Stockholders' deficit:
Total Stockholders' (Deficit) Equity	(106,135,338)
LifeSci Acquisition II Corp
Current assets:
Cash and cash equivalents	25,000
Total Current Assets	25,000
Deferred offering costs	28,000
TOTAL ASSETS	53,000
Current liabilities:
Accounts payable and accrued expenses	1,000
Accrued offering costs	28,000
Total Liabilities	29,000
Commitments and contingencies (Note 14)
Stockholders' deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Common stock	216
Additional paid-in capital	24,784
Accumulated deficit	(1,000)
Total Stockholders' (Deficit) Equity	24,000
LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 53,000